Cash Flows Information - Summary of Non-cash Investing Activities (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Payments for property, plant and equipment
Purchase of property, plant and equipment	$ 74,417,541	$ 2,682,681	$ 59,024,201	$ 63,073,887
Increase in other non-current assets	1,184,927	42,715	78,291	68,560
Decrease (increase) in other payables	(4,671,228)	(168,394)	3,029,162	(6,254,579)
Capitalized borrowing costs	(25,581)	(922)	(54,208)	(77,715)
Payments for property, plant and equipment	70,905,659	2,556,080	62,077,446	56,810,153
Proceeds from disposal of property, plant and equipment
Consideration from disposal of property, plant and equipment	1,128,850	40,693	5,184,925	441,444
Increase in other non-current assets	(134,760)	(4,858)
Increase (decrease) in other receivables	610,912	22,024	(735,812)	7,495
Proceeds from disposal of property, plant and equipment	1,605,002	57,859	4,449,113	448,939
Payments for other intangible assets
Purchase of other intangible assets	1,069,866	38,568	982,655	1,350,908
Decrease in other payables				60,160
Purchase of intangible assets classified as investing activities	$ 1,069,866	$ 38,568	$ 982,655	$ 1,411,068